COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Other debt securities (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other debt securities
Other debt instruments held	$ 812,895,743	$ 546,979,858
Allowances for loan losses
Other debt securities
Other debt instruments held	(8,898,923)	(4,749,521)
Negotiable Obligations [member] | Gross carrying amount
Other debt securities
Other debt instruments held	75,669,330	27,584,217
Debt securities from financial trusts [member] | Gross carrying amount
Other debt securities
Other debt instruments held	17,688,826	9,997,480
Government Securities [member] | Gross carrying amount
Other debt securities
Other debt instruments held	634,418,113	348,467,602
Securities issued by the BCRA [member] | Gross carrying amount
Other debt securities
Other debt instruments held		165,679,886
Liquidity Tax Bills (LEFI) | Gross carrying amount
Other debt securities
Other debt instruments held	90,188,363
Others [member] | Gross carrying amount
Other debt securities
Other debt instruments held	$ 3,830,034	$ 194